Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions
22.	Related party transactions

For the years ended December 31, 2023, 2024 and 2025, the Group entered into the following material related party transactions:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Nature of transactions:
Purchase of goods (i)	373,864	294,963	278,988
Purchase of services (i)	838,609	823,372	920,193
Provision of services	17,689	30,952	44,572
Sales of product	73,608	295	383
Interest income	24,011	17,460	12,919
(i)	The goods and services were purchased from companies either controlled by its shareholders or directors and equity method investees of the Group.

Details of the balances with related parties are as follows:

(a)	Amounts due from related parties, net

As of December 31, 2025, amounts due from related parties amounted to RMB762,781. Of this total, RMB29,708 represented interest-bearing loans to Gansu Shanshan, an equity method investee, carrying an annual interest rate of 2.85% and RMB20,307 represented interest-free loans to another equity method investee. The remaining amount consisted of RMB599,078 shareholder deposits to VipFubon at 2.20% and 2.45% annual interest and RMB113,688 primarily for prepayments related to purchases of goods and other services.

As of December 31, 2024, amounts due from related parties amounted to RMB548,145. Of this total, RMB39,618 represented interest-bearing loans to Gansu Shan Shan, an equity method investee, carrying an annual interest rate of 2.85% and RMB11,887 represented interest-free loans to another equity method investee. The remaining amount consisted of RMB403,037 loan to VipFubon at 3.3% annual interest, renewed during the year, and RMB93,603 primarily for prepayments related to purchases of goods and other services.

22.	Related party transactions (Continued)
(b)	Amounts due to related parties

Amounts due to related parties as of December 31, 2025 amounted to RMB101,782, mainly includes payables for purchases of goods and other services.

Amounts due to related parties as of December 31, 2024 amounted to RMB104,187, mainly includes payables for purchases of goods and other services.